Derivative Financial Instruments (Narrative) (Details) In Thousands	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)	Mar. 31, 2011 Fair Value Hedge [Member] Interest Rate Swap Agreements [Member] USD ($)	Mar. 31, 2010 Fair Value Hedge [Member] Interest Rate Swap Agreements [Member] USD ($)	Mar. 31, 2009 Fair Value Hedge [Member] Interest Rate Swap Agreements [Member] USD ($)	Mar. 31, 2011 Cash Flow Hedge [Member] Interest Rate Swap Agreements [Member] USD ($)	Mar. 31, 2010 Cash Flow Hedge [Member] Interest Rate Swap Agreements [Member] USD ($)	Mar. 31, 2009 Cash Flow Hedge [Member] Interest Rate Swap Agreements [Member] USD ($)
Net gains or losses excluded from assessment of hedge ineffectiveness					$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Cash flow hedge gain (loss) to be reclassified within next 12 months	$ 398	¥ 33,000